Quarterly Holdings Report
for

Fidelity Freedom® Blend 2035 Fund

December 31, 2019

FBF-Y35-QTLY-0220
1.9892472.101

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 48.4%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	4,102,134	$61,655,080
Fidelity Series Commodity Strategy Fund (a)	4,980,024	23,704,916
Fidelity Series Large Cap Growth Index Fund (a)	4,140,747	48,363,926
Fidelity Series Large Cap Stock Fund (a)	3,061,494	48,494,059
Fidelity Series Large Cap Value Index Fund (a)	6,900,710	91,020,365
Fidelity Series Small Cap Opportunities Fund (a)	1,761,341	24,658,778
Fidelity Series Value Discovery Fund (a)	2,120,994	28,824,303
TOTAL DOMESTIC EQUITY FUNDS
(Cost $307,340,866)		326,721,427

International Equity Funds - 37.1%
Fidelity Series Canada Fund (a)	801,714	9,051,350
Fidelity Series Emerging Markets Fund (a)	825,115	8,053,120
Fidelity Series Emerging Markets Opportunities Fund (a)	3,507,863	72,367,218
Fidelity Series International Growth Fund (a)	2,865,754	50,208,007
Fidelity Series International Index Fund (a)	1,592,901	16,964,394
Fidelity Series International Small Cap Fund (a)	872,884	15,109,622
Fidelity Series International Value Fund (a)	5,070,782	50,200,745
Fidelity Series Overseas Fund (a)	2,601,173	28,040,649
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $230,498,773)		249,995,105

Bond Funds - 13.7%
Fidelity Series Corporate Bond Fund (a)	948,783	10,170,954
Fidelity Series Emerging Markets Debt Fund (a)	454,286	4,361,146
Fidelity Series Floating Rate High Income Fund (a)	99,416	924,570
Fidelity Series Government Bond Index Fund (a)	1,322,913	13,837,673
Fidelity Series High Income Fund (a)	494,298	4,740,319
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,346,663	13,533,967
Fidelity Series Investment Grade Bond Fund (a)	1,261,940	14,600,646
Fidelity Series Investment Grade Securitized Fund (a)	975,503	10,047,686
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,937,383	17,068,340
Fidelity Series Real Estate Income Fund (a)	266,936	2,970,997
TOTAL BOND FUNDS
(Cost $91,919,083)		92,256,298

Short-Term Funds - 0.8%
Fidelity Cash Central Fund 1.58% (b)	49	49
Fidelity Series Government Money Market Fund 1.65% (a)(c)	1,123,488	1,123,488
Fidelity Series Short-Term Credit Fund (a)	111,649	1,125,421
Fidelity Series Treasury Bill Index Fund (a)	337,031	3,370,311
TOTAL SHORT-TERM FUNDS
(Cost $5,605,007)		5,619,269
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $635,363,729)		674,592,099
NET OTHER ASSETS (LIABILITIES) - 0.0%		(177,710)
NET ASSETS - 100%		$674,414,389

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$2,811,838	$71,853,378	$14,631,463	$6,338,299	$(14,287)	$1,635,614	$61,655,080
Fidelity Series Canada Fund	226,889	8,618,904	233,935	164,429	(846)	440,338	9,051,350
Fidelity Series Commodity Strategy Fund	579,664	24,274,519	1,195,967	318,307	(17,466)	64,166	23,704,916
Fidelity Series Corporate Bond Fund	165,558	10,118,834	309,120	186,313	(662)	196,344	10,170,954
Fidelity Series Emerging Markets Debt Fund	175,349	4,422,541	246,978	166,104	(2,303)	12,537	4,361,146
Fidelity Series Emerging Markets Fund	233,552	7,903,095	162,796	173,377	(2,886)	82,155	8,053,120
Fidelity Series Emerging Markets Opportunities Fund	2,118,088	65,193,730	1,246,299	1,738,235	(1,672)	6,303,371	72,367,218
Fidelity Series Floating Rate High Income Fund	37,584	933,292	48,172	35,762	(294)	2,160	924,570
Fidelity Series Government Bond Index Fund	229,478	14,174,018	560,394	166,071	(1,961)	(3,468)	13,837,673
Fidelity Series Government Money Market Fund 1.65%	104,467	2,595,479	1,576,458	25,555	--	--	1,123,488
Fidelity Series High Income Fund	290,850	4,677,634	303,723	202,535	(1,932)	77,490	4,740,319
Fidelity Series Inflation-Protected Bond Index Fund	75,084	13,669,599	224,184	155,368	418	13,050	13,533,967
Fidelity Series International Growth Fund	1,896,017	48,090,377	5,546,815	1,751,751	125,148	5,643,280	50,208,007
Fidelity Series International Index Fund	497,781	15,764,916	318,564	315,068	(810)	1,021,071	16,964,394
Fidelity Series International Small Cap Fund	496,953	14,470,621	983,287	615,835	4,814	1,120,521	15,109,622
Fidelity Series International Value Fund	1,875,003	48,665,239	2,620,812	1,943,583	(27,910)	2,309,225	50,200,745
Fidelity Series Investment Grade Bond Fund	242,753	14,776,855	588,446	197,692	(505)	169,989	14,600,646
Fidelity Series Investment Grade Securitized Fund	170,816	10,249,980	364,140	198,115	(522)	(8,448)	10,047,686
Fidelity Series Large Cap Growth Index Fund	2,202,137	50,925,442	11,137,181	635,861	313,810	6,059,718	48,363,926
Fidelity Series Large Cap Stock Fund	2,190,163	52,544,962	9,732,565	3,116,709	140,036	3,351,463	48,494,059
Fidelity Series Large Cap Value Index Fund	4,101,247	98,170,214	15,628,997	5,423,124	140,107	4,237,794	91,020,365
Fidelity Series Long-Term Treasury Bond Index Fund	1,439,204	35,242,832	21,273,405	1,628,082	1,913,579	(253,870)	17,068,340
Fidelity Series Overseas Fund	--	25,947,174	--	98,351	--	2,093,475	28,040,649
Fidelity Series Real Estate Income Fund	118,319	2,983,066	171,354	159,332	668	40,298	2,970,997
Fidelity Series Short-Term Credit Fund	104,961	2,565,387	1,568,223	30,203	12,488	10,808	1,125,421
Fidelity Series Small Cap Opportunities Fund	1,094,072	26,211,942	3,504,930	1,513,267	(3,303)	860,997	24,658,778
Fidelity Series Treasury Bill Index Fund	276,660	7,785,391	4,698,491	73,261	4,056	2,695	3,370,311
Fidelity Series Value Discovery Fund	1,297,630	30,360,917	4,966,442	1,099,981	52,499	2,079,699	28,824,303
Total	$25,052,117	$713,190,338	$103,843,141	$28,470,570	$2,630,264	$37,562,472	$674,592,050

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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